UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AlliedSignal Inc.
Address:        P. O. Box 1219
Street:         101 Columbia Road
                Morristown, New Jersey 07962

Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward T. Tokar
Title: Vice President - Investments of AlliedSignal Inc.
Phone: (973) 455-5681

Signature, Place, and Date of Signing:

/s/ Edward T. Tokar   Morris Township, New Jersey    August 12, 1999
Edward T. Tokar

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

                    Form 13F SUMMARY PAGE
Report Summary:



Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     84

Form 13F Information Table Value Total:   $419,555
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File Number       Name
1.                28-7176               Allied Capital Management LLC

                                     13F REPORT
                                    JUNE 30, 1999
                  NAME OF REPORTING MANAGER:  ALLIEDSIGNAL INC.


                                                     VALUE   SHARES/  SH/  PUT/   INVSTMNT                VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS       CUSIP    (X$1000) PRN AMT  PRN  CALL   DSCRTN    MANAGERS      SOLE SHARED NONE
------------------   ----------------    ---------  -------- -------  ---  ----   --------- ---------   ------ ------ ----
XL CAP LTD CL A             CL A          G98255105     21      363   SH    N/A   DEFINED    1             363
AT&T CORP.                  COM           001957109   6346   113700   SH    N/A   DEFINED    1          113700
AMER GEN CORP.              COM           026351106   9912   131500   SH    N/A   DEFINED    1          131500
AMER GREETINGS CORP.        COM           026375105     57     1900   SH    N/A   DEFINED    1            1900
AMER MGMT SYS INC.          COM           027352103   6406   199800   SH    N/A   DEFINED    1          199800
AMER PWR CONVERSION CORP.   COM           029066107   4790   238000   SH    N/A   DEFINED    1          238000
APOGEE ENTERPRISES INC.     COM           037598109      1      100   SH    N/A   DEFINED    1             100
BANK N.Y. CO INC.           COM           064057102    139     3800   SH    N/A   DEFINED    1            3800
BARD C R INC.               COM           067383109   8845   185000   SH    N/A   DEFINED    1          185000
BELL ATLANTIC CORP.         COM           077853109     72     1100   SH    N/A   DEFINED    1            1100
BERGEN BRUNSWIG CORP.       COM           083739102   3105   180000   SH    N/A   DEFINED    1          180000
CIGNA CORP.                 COM           125509109     71      800   SH    N/A   DEFINED    1             800
CKE RESTAURANTS INC.        COM           12561E105   4121   253600   SH    N/A   DEFINED    1          253600
CARLISLE COMPANIES INC.     COM           142339100     67     1400   SH    N/A   DEFINED    1            1400
CITIGROUP INC.              COM           172967101  10094   212500   SH    N/A   DEFINED    1          212500
CONSECO INC.                COM           208464107   5336   175300   SH    N/A   DEFINED    1          175300
CONTINENTAL INFO.SYS        COM           211497102     18    14427   SH    N/A   DEFINED    1           14427
COOPER IND INC.             COM           216669101     68     1300   SH    N/A   DEFINED    1            1300
CORDANT TECHNOLOGIES INC    COM           218412104   9114   201700   SH    N/A   DEFINED    1          201700
DAYTON-HUDSON CORP.         COM           239753106   9269   142600   SH    N/A   DEFINED    1          142600
DELUXE CORP.                COM           248019101     85     2200   SH    N/A   DEFINED    1            2200
DEXTER CORP.                COM           252165105     98     2400   SH    N/A   DEFINED    1            2400
DILLARDS INC.               COM           254067101   7197   204900   SH    N/A   DEFINED    1          204900
ECI TELECOM LTD.            ORD           268258100   9425   284000   SH    N/A   DEFINED    1          284000
E G & G INC.                COM           268457108    135     3800   SH    N/A   DEFINED    1            3800
ETHAN ALLEN INTERIORS       COM           297602104   8301   219900   SH    N/A   DEFINED    1          219900
FEDERAL MOGUL CORP.         COM           313549107   9532   183300   SH    N/A   DEFINED    1          183300
FORTUNE BRANDS INC.         COM           349631101  10460   252800   SH    N/A   DEFINED    1          252800
GATX CORP.                  COM           361448103     76     2000   SH    N/A   DEFINED    1            2000
GTE CORP.                   COM           362320103     68      900   SH    N/A   DEFINED    1             900
GOLDEN WEST FINL CORP.      COM           381317106   7399    75500   SH    N/A   DEFINED    1           75500
GOODRICH B F CO.            COM           382388106   9040   212700   SH    N/A   DEFINED    1          212700
GRACE W R & CO.             COM           38388F108   7475   393400   SH    N/A   DEFINED    1          393400
HARSCO CORP.                COM           415864107     58     1800   SH    N/A   DEFINED    1            1800
HEWLETT PACKARD CO.         COM           428236103   9648    96000   SH    N/A   DEFINED    1           96000
HONDA MOTOR CO.             ADR           438128308   1683    19400   SH    N/A   DEFINED    1           19400
HONEYWELL INC.              COM           438506107   8691    75000   SH    N/A   DEFINED    1           75000
HOUSEHOLD INTL INC.         COM           441815107   8291   175000   SH    N/A   DEFINED    1          175000
INGERSOLL RAND CO.          COM           456866102   7858   121600   SH    N/A   DEFINED    1          121600
IVAX CORP.                  COM           465823102   5957   421700   SH    N/A   DEFINED    1          421700
JOHNSON CTL INC.            COM           478366107    104     1500   SH    N/A   DEFINED    1            1500
JUNO LTG INC.               COM           482047107     74     3000   SH    N/A   DEFINED    1            3000
LA Z BOY INC.               COM           505336107    110     4800   SH    N/A   DEFINED    1            4800
LAMSON & SESSIONS CO.       COM           513696104    120    20000   SH    N/A   DEFINED    1           20000
LEAR CORP.                  COM           521865105   9467   190300   SH    N/A   DEFINED    1          190300
LENNAR CORP.                COM           526057104   2371    98800   SH    N/A   DEFINED    1           98800
LOEHMANNS INC.              COM           540417102      6    50000   SH    N/A   DEFINED    1           50000
MALLINCKRODT INC.           COM           561232109  10451   287300   SH    N/A   DEFINED    1          287300
MARSH & MC LENNAN CO'S INC  COM           571748102   9196   121500   SH    N/A   DEFINED    1          121500
MAY DEPT STORES CO.         COM           577778103     74     1800   SH    N/A   DEFINED    1            1800
MODIS PROFESSIONAL SVCS     COM           607830106   4922   362900   SH    N/A   DEFINED    1          362900
NORFOLK SO CORP.            COM           655844108     63     2100   SH    N/A   DEFINED    1            2100
NORTH FORK BANCORP.         COM           659424105   5748   268900   SH    N/A   DEFINED    1          268900
OFFICE MAX INC.             COM           67622M108   5018   418200   SH    N/A   DEFINED    1          418200
OGDEN CORP.                 COM           676346109   3316   123100   SH    N/A   DEFINED    1          123100
PALL CORP.                  COM           696429307   7894   355800   SH    N/A   DEFINED    1          355800
PHILIP MORRIS CO INC.       COM           718154107   7704   191700   SH    N/A   DEFINED    1          191700
QUEST ED CORP.              COM           74835F102    127    12000   SH    N/A   DEFINED    1           12000
QUIDEL CORP.             COM WT EXP4/02   74838J119      0      150   SH    N/A   DEFINED    1             150
RADIAN GROUP INC.           COM           750236101   8571   175600   SH    N/A   DEFINED    1          175600
READERS DIGEST ASSN         CL A NON VTG  755267101   6447   162200   SH    N/A   DEFINED    1          162200
SEAGATE TECH INC.           COM           811804103   1268    49500   SH    N/A   DEFINED    1           49500
SEARS ROEBUCK & CO.         COM           812387108   8913   200000   SH    N/A   DEFINED    1          200000
SHAW INDS INC.              COM           820286102   7852   448700   SH    N/A   DEFINED    1          448700
SOUTHWEST AIRLS CO.         COM           844741108   7628   245075   SH    N/A   DEFINED    1          245075
SPRINGS IND INC.            COM           851783100     79     1800   SH    N/A   DEFINED    1            1800
SUIZA FOODS CORP.           COM           865077101   8651   206600   SH    N/A   DEFINED    1          206600
SUN MICROSYSTEMS INC.       COM           866810104   6337    92000   SH    N/A   DEFINED    1           92000
SUNOCO INC.                 COM           86764P109   5358   177500   SH    N/A   DEFINED    1          177500
SUPER VALU INC.             COM           868536103   6862   265200   SH    N/A   DEFINED    1          265200
SYMANTEC CORP.              COM           871503108   8438   330900   SH    N/A   DEFINED    1          330900
THOMAS & BETTS CORP.        COM           884315102     61     1300   SH    N/A   DEFINED    1            1300
TYCO INTL LTD NEW           COM           902124106  10896   115000   SH    N/A   DEFINED    1          115000
UST INC.                    COM           902911106     79     2700   SH    N/A   DEFINED    1            2700
US BANCORP DEL.             COM           902973106   7269   217800   SH    N/A   DEFINED    1          217800
UNION PAC CORP.             COM           907818108  10088   173000   SH    N/A   DEFINED    1          173000
UNISYS CORP.                COM           909214108  12172   312600   SH    N/A   DEFINED    1          312600
UNVL STAINLESS & ALLOY INC  COM           913837100    129    22500   SH    N/A   DEFINED    1           22500
WARNER LAMBERT CO.          COM           934488107   9332   135000   SH    N/A   DEFINED    1          135000
WASH MUT INC.               COM           939322103   6942   195200   SH    N/A   DEFINED    1          195200
WASTE MGMT INC.             COM           94106L109  11019   205000   SH    N/A   DEFINED    1          205000
WELLPOINT HEALTH NETWORKS   COM           94973H108  11051   130200   SH    N/A   DEFINED    1          130200
WESTERN RES INC.            COM           959425109     61     2300   SH    N/A   DEFINED    1            2300
YORK INTL CORP.             COM           986670107   7959   185900   SH    N/A   DEFINED    1          185900
REPORT SUMMARY        84 DATA RECORDS  419555   1 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED